EQUITY ACCOUNTED INVESTMENTS - Investments in Joint Ventures and Associates (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about unconsolidated subsidiaries [line items]
Investments in joint ventures and associates	$ 20,727	$ 19,547	$ 19,435
Aggregated individually immaterial associates
Disclosure of information about unconsolidated subsidiaries [line items]
Investments in associates accounted for using equity method, Carrying value	$ 765	$ 244
Bottom of range | Aggregated individually immaterial associates
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in associates (as a percentage)	26.00%	31.00%
Top of range | Aggregated individually immaterial associates
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in associates (as a percentage)	47.00%	50.00%
Aggregated individually immaterial joint ventures
Disclosure of information about unconsolidated subsidiaries [line items]
Investments in joint ventures accounted for using equity method, Carrying value	$ 19,962	$ 19,303
Aggregated individually immaterial joint ventures | Bottom of range
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint ventures (as a percentage)	15.00%	15.00%
Aggregated individually immaterial joint ventures | Top of range
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint ventures (as a percentage)	59.00%	60.00%